Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net income	$ 2,368,069	$ 977,260	$ 5,119,870	$ 12,172,655
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	313,324	153,800	379,372	125,519
Amortization expense	87,842	93,120	179,395	175,737
Deferred income tax		(7,880)		3,061
Provision for allowance for doubtful accounts			3,216	72,216
Inventory impairment			18,976
Shareholder contribution for employee and non-employee compensation expenses				2,320,171
Loss on disposal of property and equipment	3,993		4,299	4,132
Changes in operating assets and liabilities:
Accounts receivable	2,417,014	2,779,625	3,765,978	(7,370,262)
Other receivables	111,467	166,789	343,684	675,216
Prepayments	115,593	334,378	973,766	(1,695,142)
Amounts due from related parties		(1,122,239)		3,399,231
Inventories	(1,387,112)	(726,005)	(1,418,543)	(164,845)
Deferred inventory costs	1,138,929	562,870	455,576	(1,860,525)
Accounts payable	24,776	(425)	593,239	547,175
Income taxes payable	(31,979)	(1,537,858)	(1,766,211)	1,711,531
Deferred revenue	(2,396,189)	(2,926,692)	(3,797,502)	7,327,014
Advanced payments from customers	6,705,278	(1,397,540)	(4,202,909)	(2,190,045)
Amount due to related parties	273,424	715,687	958,891	430,689
Other taxes payable	613,417	(1,551,449)	(2,596,128)	3,236,611
Accrued expenses and other current liabilities	(10,891)	(115,020)	67,848	96,839
Long term prepayments and other non-current assets			(190,562)
Net cash (used) in provided by operating activities	10,346,955	(3,601,579)	(1,107,745)	19,016,978
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(5,665,300)	(5,945,140)	(11,393,885)	(12,627,307)
Payment of investment deposit	(4,424,255)
Repayment from related parties				8,704,916
Loans to third parties		5,438,617	(5,417,516)	(296,217)
Repayment of loan from third parties	833,235		4,866,365
Payment of cooperation deposit				(888,651)
Return of cooperation deposit			906,697
Net cash used in investing activities	(9,256,320)	(11,383,757)	(11,038,339)	(5,107,259)
Cash Flows From Financing Activities
Loan obtained under line of credit			906,697
Borrowings from a related party	442,455		151,116
Net cash provided by financing activities	4,424,255		1,057,813
Effect of exchange rate fluctuation on cash and cash equivalents	(83,545)	351,018	(388,247)	579,350
Net (decrease) increase in cash and cash equivalents	5,431,345	(14,634,318)	(11,476,518)	14,489,069
Cash and cash equivalents, beginning of year	4,914,748	16,391,266	16,391,266	1,902,197
Cash and cash equivalents, end of year	10,346,093	1,756,948	4,914,748	16,391,266
Supplemental disclosure information:
Cash paid for income tax expense	597,278	1,860,831	2,104,562	1,320,624
Cash paid for interest expense	26,546
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment financed by other payables	$ 281,389	$ 197,006	$ 340,640	$ 247,697